Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid legal		$ 25
Prepaid insurance	441	37
Prepaid expenses and other current assets	100	7
Prepaid expenses and other current assets total	$ 541	$ 69